Exhibit 99.1
Volkswagen Auto Loan Enhanced Trust 2008-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7-30-2011

A. DATES

		Begin	End	# days
1	Determination Date		8/18/2011

2	Payment Date		8/22/2011

3	Collection Period	6/26/2011	7/30/2011	35

4	Monthly Interest Period — Actual/360	7/20/2011	8/21/2011	33

5	Monthly Interest - 30/360			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	222,000,000.00	—	—	—	—
7	Class A-2-A Notes	169,000,000.00	—	—	—	—
8	Class A-2-B Notes	50,000,000.00	—	—	—	—
9	Class A-3-A Notes	246,000,000.00	54,138,299.31	15,321,917.48	38,816,381.83	0.1577902
10	Class A-3-B Notes	130,000,000.00	28,609,670.37	8,096,948.26	20,512,722.11	0.1577902
11	Class A-4-A Notes	183,000,000.00	183,000,000.00	—	183,000,000.00	1.0000000

12	Total Securities	$1,000,000,000.00	$265,747,969.68	$23,418,865.74	$242,329,103.94

13	Overcollateralization	58,193,871.91	58,193,871.91		58,193,871.91

14	Adjusted Pool Balance	1,058,193,871.91	323,941,841.59	23,418,865.74	300,522,975.85

15	YSOC	$147,399,955.01	$36,678,509.95		$34,442,379.45

16	Net Pool Balance	$1,205,593,826.92	$360,620,351.54	$23,418,865.74	$334,965,355.30

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	2.35775%	—	—	—	—
18	Class A-2-A Notes	4.79000%	—	—	—	—
19	Class A-2-B Notes	3.68625%	—	—	—	—
20	Class A-3-A Notes	5.47000%	246,780.41	1.0031724	15,568,697.89	63.2873898
21	Class A-3-B Notes	4.18625%	109,786.63	0.8445125	8,206,734.89	63.1287299
22	Class A-4-A Notes	6.24000%	951,600.00	5.2000000	951,600.00	5.2000000

	Total Securities		1,308,167.04		24,727,032.78

C. COLLECTIONS AND AVAILABLE FUNDS

23	Scheduled Principal Payments Received	14,764,981.60
24	Scheduled Interest Payments Received	1,439,429.42
25	Prepayments of Principal Received	106,956.86
26	Liquidation Proceeds	10,003,190.61
27	Recoveries Received	464,951.53
28	Other Payments Received to Reduce Principal

29	Subtotal: Total Collections	26,779,510.02

30	Repurchased Receivables	—
31	Net Swap Receipt Class A-2 B Notes	—
32	Net Swap Receipt Class A-3 B Notes	—
33	Swap Replacements Proceeds
34	Reserve Account Excess Amount (Item 93)	205.32

35	Total Available Funds, prior to Servicer Advances	26,779,715.34

36	Servicer Advance (Item 76)	—

37	Total Available Funds + Servicer Advance	26,779,715.34

38	Reserve Account Draw Amount (Item 79)	—

39	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	26,779,715.34

D. DISTRIBUTIONS

	Distribution Summary:
40	Prior Advance Reimbursement (Item 82)	—
41	Servicing Fees (Item 46)	300,516.96
42	Net Swap Payment Class A-2 B Notes	—
43	Net Swap Payment Class A-3 B Notes	34,096.17
44	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
45	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	1,308,167.04
46	Principal Distribution Amount (Item 80)	23,418,865.74
47	Amount Paid to Reserve Account to Reach Specified Balance	—
48	Subordinated Swap Termination Payments	—
49	Other Amounts Paid to Trustees	—
50	Certificateholders Principal Distribution Amount	—

51	Remaining Funds to Seller	1,718,069.43

		Due	Shortfall	Paid
	Distribution Detail:

52	Servicing Fees	300,516.96	—	300,516.96

	Pro rata:
53	Class A-1 Interest	—	—	—
54	Class A-2A Interest	—	—	—
55	Class A-2B Interest	—	—	—
56	Class A-3A Interest	246,780.41	—	246,780.41
57	Class A-3B Interest	109,786.63	—	109,786.63
58	Class A-4 Interest	951,600.00	—	951,600.00
59	Class A-1 Interest Carryover Shortfall	—	—	—
60	Class A-2A Interest Carryover Shortfall	—	—	—
61	Class A-2B Interest Carryover Shortfall	—	—	—
62	Class A-3A Interest Carryover Shortfall	—	—	—
63	Class A-3B Interest Carryover Shortfall	—	—	—
64	Class A-4 Interest Carryover Shortfall	—	—	—

65	Class A Noteholder Interest	1,308,167.04	—	1,308,167.04

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
66	Beginning Adjusted Pool Balance		323,941,841.59
67	Beginning Net Pool Balance	360,620,351.54
68	Receipts of Scheduled Principal	(14,764,981.60)
69	Receipts of Prepaid Principal	(106,956.86)
70	Liquidation Proceeds	(10,003,190.61)
71	Other Collections of Principal	—
72	Principal Amount of Repurchases	—
73	Principal Amount of Defaulted Receivables	(779,867.17)

74	Ending Net Pool Balance	334,965,355.30
75	Yield Supplement Overcollateralization Amount	34,442,379.45

76	Adjusted Pool Balance	300,522,975.85
77	Less: Adjusted Pool Balance — End of Collection Period		300,522,975.85

78	Calculated Principal Distribution Amount		23,418,865.74

	Calculation of Servicer Advance:
79	Available Funds, prior to Servicer Advances (Item 30)		26,779,715.34
80	Less: Prior Advance Reimbursement (Item 35)		—
81	Less: Servicing Fees Paid (Item 36)		300,516.96
82	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)		1,308,167.04
83	Less: Calculated Principal Distribution (Item 68)		23,418,865.74

84	Equals: Remaining Available Funds before Servicer Advance		1,752,165.60
85	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A

86	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)		—

	Calculation of Reserve Account Draw Amount:
87	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		1,752,165.60
88	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		—

89	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		—

90	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)		23,418,865.74

	Reconciliation of Servicer Advance:
91	Beginning Balance of Servicer Advance		—
92	Less: Prior Advance Reimbursement		—
93	Plus: Additional Servicer Advances for Current Period		—

94	Ending Balance of Servicer Advance		—

F. RESERVE ACCOUNT

	Reserve Account Balances:
95	Specified Reserve Account Balance (Lesser of (a) $5,290,969.36, and (b) the aggregate note balance)	5,290,969.36
96	Initial Reserve Account Balance	1,058,193.87

97	Beginning Reserve Account Balance	5,290,969.36
98	Plus: Net Investment Income for the Collection Period	205.32

99	Subtotal: Reserve Fund Available for Distribution	5,291,174.68
100	Plus: Deposit of Excess Available Funds (Item 41)	—
101	Less: Reserve Account Draw Amount (Item 79)	—

102	Subtotal Reserve Account Balance	5,291,174.68
103	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)	205.32

104	Equals: Ending Reserve Account Balance	5,290,969.36

105	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G. POOL STATISTICS

		Initial	Current
	Collateral Pool Balance Data:
106	Net Pool Balance	1,205,593,826.92	334,965,355.30
107	Number of Current Contracts	58,057	33,986
108	Weighted Average Loan Rate	3.97%	4.24%
109	Average Remaining Term	57.3	30.0
110	Average Original Term	61.8	66.0
111	Monthly Prepayment Rate		1.50%

			Outstanding
		Units	Principal Balance
	Net Credit Loss and Repossession Activity:
112	Aggregate Outstanding Principal Balance of Charged Off Receivables	54	779,867.17
113	Liquidation Proceeds on Related Vehicles		—
114	Recoveries Received on Receivables Previously Charged Off		464,951.53

115	Net Principal Losses for Current Collection Period	54	314,915.64

116	Beginning Net Principal Losses	1,860	19,309,372.00
117	Net Principal Losses for Current Collection Period	54	314,915.64

118	Cumulative Net Principal Losses	1,914	19,624,287.64

119	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,205,593,826.92)		1.63%

				Outstanding
		Percentage	Units	Principal Balance
	Delinquencies Aging Profile — End of Period:
120	Current	98.02%	33,475	328,326,028.04
121	31 - 60 Days Delinquent	1.70%	438	5,707,281.69
122	61 - 90 Days Delinquent	0.28%	73	932,045.57

123	Total	100.00%	33,986	334,965,355.30

	Summary of Swap Payments and Receipts
	Receipts:
124	Net Swap Receipt Class A-2 B Notes			—
125	Net Swap Receipt Class A-3 B Notes			—
126	Swap Replacements Proceeds			—

127	Total Receipts			—

	Payments
128	Net Swap Payment Class A-2 B Notes			—
129	Net Swap Payment Class A-3 B Notes			34,096.17
130	Senior Swap Termination Payment			—
131	Subordinated Swap Termination Payments			—

132	Swap Termination Payment			—

Summary of Material Modifications, Extensions or Waivers
None in the current month
Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month
Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month
Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month